Long-Term Debt (Tables)	12 Months Ended
Nov. 30, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
Principal amounts included in the table below are shown net of unamortized discounts, premiums and debt issuance costs (dollars in thousands).

	November 30,
	2021	2020
Parent Company Debt:
Senior Notes:
5.50% Senior Notes due October 18, 2023, $441,748 and $750,000 principal	$440,120	$745,883
6.625% Senior Notes due October 23, 2043, $250,000 principal	246,888	246,828
Total long-term debt – Parent Company	687,008	992,711

Subsidiary Debt (non-recourse to Parent Company):
Jefferies Group:
2.25% Euro Medium Term Notes, due July 13, 2022, $0 and $4,779 principal	—	4,638
5.125% Senior Notes, due January 20, 2023, $0 and $750,000 principal	—	759,901
1.00% Euro Medium Term Notes, due July 19, 2024, $566,150 and $597,350 principal	564,985	595,700
4.85% Senior Notes, due January 15, 2027, $750,000 principal (1)	775,550	809,039
6.45% Senior Debentures, due June 8, 2027, $350,000 principal	366,556	369,057
4.15% Senior Notes, due January 23, 2030, $1,000,000 principal	990,525	989,574
2.625% Senior Notes due October 15, 2031, $1,000,000 and $0 principal	988,059	—
2.75% Senior Notes, due October 15, 2032, $500,000 principal (1)	460,724	485,134
6.25% Senior Debentures, due January 15, 2036, $495,000 and $500,000 principal	505,267	510,834
6.50% Senior Notes, due January 20, 2043, $391,000 and $400,000 principal	409,926	419,826
Floating Rate Senior Notes, due October 29, 2071	61,703	—
Jefferies Group Unsecured Revolving Credit Facility	348,951	—
Structured Notes (2) (3)	1,843,598	1,712,245
Jefferies Group Revolving Credit Facility	248,982	189,732
Jefferies Group Secured Credit Facility	375,000	—
Jefferies Group Secured Bank Loan	100,000	50,000
HomeFed EB-5 Program debt	203,132	191,294
HomeFed construction loans	45,581	45,471
Foursight Capital Credit Facilities	82,626	129,000
Vitesse Energy Revolving Credit Facility	67,572	97,883
Total long-term debt – subsidiaries	8,438,737	7,359,328

Long-term debt	$9,125,745	$8,352,039

(1)    Amounts include net gains (losses) of $58.5 million and $(36.7) million during the years ended November 30, 2021 and 2020, respectively, associated with interest rate swaps based on designation as fair value hedges. See Notes 2 and 5 for further information.
(2)    These structured notes contain various interest rate payment terms and are accounted for at fair value, with changes in fair value resulting from a change in the instrument specific credit risk presented in Accumulated other comprehensive income (loss) and changes in fair value resulting from non-credit components recognized in Principal transactions revenues. Gains and losses in the fair value of structured notes resulting from non-credit components are recognized within Other operating activities in the Consolidated Statements of Cash Flow.
(3)    Of the $1.84 billion of structured notes at November 30, 2021, $12.0 million matures in 2022, $2.8 million matures in 2023, $3.9 million matures in 2024, $30.7 million matures in 2025, $35.5 million matures in 2026, and the remaining $1.76 billion matures in 2027 or thereafter.

Schedule of Annual Mandatory Redemptions of Long-term Debt
The aggregate annual mandatory redemptions of all long-term debt during the five fiscal years in the period ending November 30, 2026 are as follows (in millions):

2022	$57.1
2023	1,320.3
2024	1,062.1
2025	78.8
2026	55.7